Consolidated Statements of Cash Flows (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Consolidated Statements of Cash Flows [Abstract]
Net Loss	$ (12,091,608)	$ (28,450,536)	$ (5,351,958)	$ (101,729,241)
Adjustment for:
Depreciation	77,155	73,299	66,367	446,733
Loss on disposal of assets	0	0	0	44,669
Stock based compensation	1,918,724	1,200,875	309,840	19,577,123
Accrued interest	0	0	0	(58,875)
Write-down of mineral properties	100,000	10,000	275,000	1,856,049
Accretion expense	153,704	119,884	0	273,588
Change in reclamation	(5,312)	63,592	0	58,280
Insurance expense	245,213	182,235	0	427,448
Other non cash transactions	205,474	(899)	0	204,575
Change in fair value of equity conversion right	0	169,081	821,155	990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
(Increase) Decrease in accounts receivable	167,359	(30,679)	(1,290,352)	(1,374,939)
(Increase) Decrease in prepaid expenses	(320,415)	11,116	37,215	(354,667)
Increase (Decrease) in accounts payable	595,247	(1,544,935)	46,878	(519,364)
Cash used in operating activities	(15,122,332)	(11,775,554)	(10,767,225)	(62,948,341)
Sale (purchase) of marketable securities	144,690	0	0	144,690
Increase of reclamation bond	(82,678)	0	0	(82,678)
Purchase of GIC receivable	(7,500,000)	0	1,063,772	(7,441,125)
Notes receivable issued	0	243,495	(152,130)	21,365
Purchase of equity conversion right	0	0	(1,337,700)	(1,337,700)
Purchase of mineral properties	(100,000)	(191,061)	(3,574,252)	(7,209,870)
Cash acquired on acquisition of X-Cal	0	843,101	0	843,101
Purchase of equipment	(48,352)	(10,989)	(64,955)	(950,214)
Cash provided by (used in) investing activities	(7,586,340)	884,546	(4,065,265)	(16,012,431)
Demand notes payable issued	0	0	0	105,580
Issuance of capital Stock	20,633,600	3,707,339	29,328,480	91,465,579
Cash provided by financing activities	20,633,600	3,707,339	29,328,480	91,571,159
Effect of exchange rate changes on cash	(113,460)	492,405	(156,484)	(109,678)
Change in cash during period	(2,188,533)	(6,691,264)	14,339,506	12,500,708
Cash at beginning of period	14,689,241	21,380,505	7,040,999	0
Cash at end of period	12,500,708	14,689,241	21,380,505	12,500,708
Supplemental Cash Flow Disclosure
Cash	3,125,789	3,680,403	2,723,992	3,125,789
Cash Equivalents	$ 9,374,919	$ 11,008,837	$ 18,656,513	$ 9,374,919